Summary of Significant Accounting Policies (Details) $ / shares in Units, $ / shares in Units, $ in Millions	12 Months Ended
	May 31, 2024 CAD ($) $ / shares shares	May 31, 2024 USD ($) $ / shares	Jan. 12, 2024 CAD ($)	May 31, 2023 CAD ($)
Summary of Significant Accounting Policies [Line Items]
Proceeds	$ 4
Reimbursements expenses	4,500,000
Payment for reimbursement	2,700,000
Transaction costs	3,100,000
Warrant liability (in Dollars)	576,000		$ 970,000
Deferred underwriting fees	$ 400,000
Price per warrant (in Dollars per share) | $ / shares	$ 0.03
Pono Captial [Member]
Summary of Significant Accounting Policies [Line Items]
Net of redemptions	$ 140,000,000
Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Warrant liability (in Dollars)		$ 1.0
Price per warrant (in Dollars per share) | $ / shares		$ 11.5
Forward Purchase Agreement [Member]
Summary of Significant Accounting Policies [Line Items]
Derivative liability	$ 16,600,000
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares issued upon conversion (in Shares) | shares	7,251,939